Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net Consisted of Customer Contacts Acquired - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Intangible Assets, Net Consisted of Customer Contacts Acquired [Line Items]
Gross carrying value	$ 2,873,693	$ 1,147,333
Accumulated amortization	(619,321)	(421,158)
Net carrying value	2,254,372	726,175
Customer relationship [Member]
Schedule of Intangible Assets, Net Consisted of Customer Contacts Acquired [Line Items]
Gross carrying value	1,490,555	924,351
Accumulated amortization	(442,862)	(346,632)
Net carrying value	1,047,693	577,719
Client Lists [Member]
Schedule of Intangible Assets, Net Consisted of Customer Contacts Acquired [Line Items]
Gross carrying value	162,338
Accumulated amortization	(40,584)
Net carrying value	121,754
License [Member]
Schedule of Intangible Assets, Net Consisted of Customer Contacts Acquired [Line Items]
Gross carrying value	885,478
Accumulated amortization	(22,137)
Net carrying value	863,341
Collaboration agreement [Member]
Schedule of Intangible Assets, Net Consisted of Customer Contacts Acquired [Line Items]
Gross carrying value	95,927
Accumulated amortization	(11,991)
Net carrying value	83,936
Software [Member]
Schedule of Intangible Assets, Net Consisted of Customer Contacts Acquired [Line Items]
Gross carrying value	216,873	222,982
Accumulated amortization	(96,856)	(74,526)
Net carrying value	120,017	$ 148,456
Others [Member]
Schedule of Intangible Assets, Net Consisted of Customer Contacts Acquired [Line Items]
Gross carrying value	22,522
Accumulated amortization	(4,891)
Net carrying value	$ 17,631